SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 15, 2024	Jun. 15, 2024	May 10, 2024	Apr. 10, 2024	Mar. 31, 2024	Mar. 12, 2024	Feb. 09, 2024	Jan. 16, 2024
SUBSEQUENT EVENTS
Deposit in trust account					$ 3,369,206
Second Trust Amendment
SUBSEQUENT EVENTS
Deposit in trust account				$ 130,370		$ 130,370	$ 130,370	$ 130,370
Subsequent Event | Second Trust Amendment
SUBSEQUENT EVENTS
Deposit in trust account	$ 130,370	$ 130,370	$ 130,370	130,370
Subsequent Event | Sponsor
SUBSEQUENT EVENTS
Deposit in trust account				$ 130,370		$ 130,370	$ 130,370	$ 130,370